Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accrued Expenses [Abstract]
Accrued Expenses

Note 6—Accrued Expenses

Accrued expenses consisted of the following:

	September 30, 2016 (unaudited)	December 31, 2015

Accrued professional fees	$156,000	$205,000
Accrued vacation and paid time off	353,000	333,000
Accrued expense reports	5,000	46,000
Accrued board of directors fees	120,000	13,000
Accrued interest	63,000	50,000
Accrued other	13,000	10,000
Total accrued expenses	$710,000	$657,000

Note 7—Accrued Expenses

Accrued expenses consisted of the following:

	December 31, 2015	December 31, 2014

Accrued professional fees	$205,000	$267,000
Accrued vacation & paid time off	333,000	92,000
Accrued expense reports	46,000	—
Accrued board of directors fees	13,000	13,000
Accrued interest	50,000	—
Accrued other	10,000	49,000
Accrued liabilities owed by Parent—reimbursable under Contribution Agreement	—	35,000
Total accrued expenses	$657,000	$456,000